Financial Instruments (Details) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2012	Dec. 31, 2011
Present value of future cash flows of one bank loan	$ 1,471,793	$ 1,512,651
Carrying amount	1,474,166	1,515,663
Present Value Of Long Term Debt [Member]
Present value of future cash flows of one bank loan	66,703
Carrying Amount Of Long Term Debt [Member]
Carrying amount	$ 69,076